Financial Instruments - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Foreign currency risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity rate	5.00%	5.00%	5.00%
Interest rate risk [member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity rate	0.25%	0.25%	0.25%
Increase decrease in pre-tax income due to sensitivity analysis	$ 31	$ 19	$ 15
Equity price risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity rate	5.00%	5.00%	5.00%
Equity price risk [Member] | Pre-tax profit [Member]
Disclosure of detailed information about financial instruments [Line Items]
Increase decrease in pretax income of financial assets at FVTPL, FVOCI	$ 46	$ 34	$ 39
Equity price risk [Member] | Pre-tax other comprehensive income [Member]
Disclosure of detailed information about financial instruments [Line Items]
Increase decrease in pretax income of financial assets at FVTPL, FVOCI	$ 181	$ 360	$ 358